COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 05, 2020
Employment Agreements [Member]
Payment of severance upon termination	$ 100,000	$ 100,000
Power Up #1 [Member]
judgment for an amount of not less			$ 420,750
Damage amount			$ 420,750
Pharmalectin Partners, LLC [Member]
Total value of acquired subsidiary	$ 5,050,000	$ 5,050,000
Percentage of acquire of the Company's Subsidiary	50.00%	50.00%
Pharmalectin Partners, LLC [Member] | Research and Development [Member]
Invested amount	$ 1,400,000	$ 950,000
Percentage of converted into outstanding common stock	17.50%	17.50%